Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Crown Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Fidelity National Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Performance Food Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | American Water Works Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
CTIVP® – Victory Sycamore Established Value Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Crown Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Fidelity National Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Performance Food Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | American Water Works Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
CTIVP® – Victory Sycamore Established Value Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Crown Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Fidelity National Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Performance Food Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | American Water Works Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
CTIVP® – Victory Sycamore Established Value Fund - Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%